Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 18,290	$ 17,963	$ 17,279
Taxable securities	2,857	2,572	2,672
Nontaxable securities	466	513	486
Other	43	90	147
Total interest and dividend income	21,656	21,138	20,584
INTEREST EXPENSE
Deposits	1,166	1,720	2,323
Short-term borrowings	77	67	91
Other borrowings	486	468	564
Total interest expense	1,729	2,255	2,978
NET INTEREST INCOME	19,927	18,883	17,606
PROVISION FOR LOAN LOSSES	643	840	823
Net interest income, after provision for loan losses	19,284	18,043	16,783
NONINTEREST INCOME
Service charges on deposit accounts	1,269	1,349	1,305
Trust services	811	826	671
Debit card interchange fees	910	779	797
Securities gains	133	159
Gain on sale of loans, net	198	347	591
Other income	929	858	840
Total noninterest income	4,250	4,318	4,204
NONINTEREST EXPENSES
Salaries and employee benefits	8,321	8,261	7,960
Occupancy expense	1,014	1,026	1,025
Equipment expense	715	719	618
Professional and director fees	725	628	814
Franchise tax expense	361	581	542
Marketing and public relations	378	395	392
Software expense	727	530	391
Debit card expense	421	291	331
Amortization of intangible assets	130	135	140
FDIC insurance expense	358	359	328
Net cost of operation of other real estate		9	33
Other expenses	1,932	1,914	1,876
Total noninterest expenses	15,082	14,848	14,450
Income before income taxes	8,452	7,513	6,537
FEDERAL INCOME TAX PROVISION	2,568	2,273	1,990
NET INCOME	$ 5,884	$ 5,240	$ 4,547
NET INCOME PER SHARE
Basic	$ 2.15	$ 1.91	$ 1.66
Diluted	$ 2.15	$ 1.91	$ 1.66